Taxes on Income (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Net operating loss carryforwards	$ 4,355	$ 3,838
Allowances, reserves and intangible assets	1,974	1,943
Deferred tax assets before valuation allowance	6,329	5,781
Less - valuation allowance	(3,339)	(2,233)
Deferred tax assets, net	$ 2,990	$ 3,548